Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Taxes
Components of deferred tax assets and deferred tax liabilities

	December 31,
	2013	2014
Deferred Tax Assets:
Accrued liabilities	$ 75,731	$ 22,236
Deferred rent	25,624	3,144
Net operating loss carryforwards	81,124	64,718
Foreign tax credits	10,229	—
Stock compensation	16,745	—
Federal benefit of unrecognized tax benefits	20,263	14,859
Foreign currency and other adjustments	23,938	8,620
Valuation allowance	(40,278)	(40,182)
	213,376	73,395
Deferred Tax Liabilities:
Other assets, principally due to differences in amortization	(367,936)	(74,782)
Plant and equipment, principally due to differences in depreciation	(168,385)	(39,079)
	(536,321)	(113,861)
Net deferred tax liability	$ (322,945)	$ (40,466)

Schedule of current and noncurrent deferred tax assets (liabilities)

	December 31,
	2013	2014
Deferred tax assets	$ 65,332	$ 16,655
Deferred tax liabilities	(47,709)	(2,463)
Current deferred tax assets, net	$ 17,623	$ 14,192
Deferred tax assets	$ 148,044	$ 56,740
Deferred tax liabilities	(488,612)	(111,398)
Noncurrent deferred tax liabilities, net	$ (340,568)	$ (54,658)

Roll forward of Valuation allowance

Year Ended December 31,	Balance at Beginning of the Year	Charged (Credited) to Expense	Other Additions	Other Deductions	Balance at End of the Year
2012	$ 72,239	$ 2,274	$ 1,537	$—	$ 76,050
2013	76,050	(27,186)	—	(8,586)	40,278
2014	40,278	9,404	—	(9,500)	40,182

Components of income (loss) from continuing operations before provision for income taxes
	Year Ended December 31,
	2012	2013	2014
United States	$ 189,939	$ 63,930	$ 202,067
Canada	44,358	39,038	46,191
Other Foreign	62,508	56,903	(24,885)
	$ 296,805	$ 159,871	$ 223,373

Provision (benefit) for income taxes

	Year Ended December 31,
	2012	2013	2014
Federal—current	$ 133,824	$ 92,237	$ 118,314
Federal—deferred	(57,166)	(64,441)	(214,132)
State—current	25,384	10,152	28,034
State—deferred	(15,134)	(8,056)	(47,814)
Foreign—current	32,297	59,170	27,167
Foreign—deferred	(4,901)	(26,935)	(8,844)
	$ 114,304	$ 62,127	$ (97,275)

Reconciliation of total income tax expense and amount computed by applying the federal income tax rate

	Year Ended December 31,
	2012	2013	2014
Computed “expected” tax provision	$ 103,882	$ 55,955	$ 78,181
Changes in income taxes resulting from:
Tax adjustment relating to REIT	—	—	(63,333)
Deferred tax adjustment and other taxes due to REIT conversion	—	—	(182,853)
State taxes (net of federal tax benefit)	6,923	4,384	2,207
Increase in valuation allowance (net operating losses)	9,045	2,832	9,404
Decrease in valuation allowance (foreign tax credits)	(6,771)	(30,018)	—
Foreign repatriation	—	44,751	46,356
Foreign restructuring	—	17,691	—
Impairment of assets and other transaction costs	3,045	6,576	2,869
Reserve accrual (reversal) and audit settlements (net of federal tax benefit)	8,266	(16,322)	3,175
Foreign tax rate differential	(30,798)	(33,852)	(9,496)
Disallowed foreign interest, Subpart F income, and other foreign taxes	15,242	9,708	12,502
Other, net	5,470	422	3,713
Provision (Benefit) for Income Taxes	$ 114,304	$ 62,127	$ (97,275)

Reconciliation of deferred tax assets and liabilities

	December 31, 2013	Revaluation Associated with REIT Conversion	Current Year Activity(1)	December 31, 2014
Deferred Tax Assets
Accrued liabilities	$ 75,731	$ (48,087)	$ (5,408)	$ 22,236
Deferred rent	25,624	(25,749)	3,269	3,144
Net operating loss carryforwards	81,124	(34,912)	18,506	64,718
Foreign tax credits	10,229	(9,207)	(1,022)	—
Stock compensation	16,745	(17,942)	1,197	—
Federal benefit of unrecognized tax benefits	20,263	—	(5,404)	14,859
Unrealized foreign currency and other foreign adjustments	23,938	(34,552)	19,234	8,620
Valuation allowance	(40,278)	—	96	(40,182)
	213,376	(170,449)	30,468	73,395
Deferred Tax Liabilities
Other assets, principally due to differences in amortization	(367,936)	273,268	19,886	(74,782)
Plant and equipment, principally due to differences in depreciation	(168,385)	109,332	19,974	(39,079)
	(536,321)	382,600	39,860	(113,861)
Net Deferred Tax Asset (Liability)	$ (322,945)	$ 212,151	$ 70,328	$ (40,466)

(1)

Current year activity primarily consists of additional deferred tax assets and liabilities recognized due to changes in current year taxable temporary differences, purchase accounting and return to accrual adjustments related to the 2013 tax return.

Tax years subject to examination by major tax jurisdictions
Tax Years	Tax Jurisdiction
See Below	United States—Federal and State
2007 to present	Canada
2009 to present	United Kingdom

Reconciliation of unrecognized tax benefits

Gross tax contingencies—December 31, 2011	$ 31,408
Gross additions based on tax positions related to the current year	6,598
Gross additions for tax positions of prior years	3,912
Gross reductions for tax positions of prior years	(427)
Lapses of statutes	(2,829)
Settlements	(1,099)
Gross tax contingencies—December 31, 2012	$ 37,563
Gross additions based on tax positions related to the current year	5,985
Gross additions for tax positions of prior years	20,275
Gross reductions for tax positions of prior years	(1,370)
Lapses of statutes	(1,312)
Settlements	(9,995)
Gross tax contingencies—December 31, 2013	$ 51,146
Gross additions based on tax positions related to the current year	3,984
Gross additions for tax positions of prior years	13,717
Gross reductions for tax positions of prior years	(2,699)
Lapses of statutes	(5,350)
Settlements	(4,847)
Gross tax contingencies—December 31, 2014	$ 55,951